PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	June 30,	December 31,
	2015	2014
Capital Lease	$175,602	$-
Electronic equipment	82,569	141,345
Computer equipment	54,378	71,230
Leasehold improvement	20,531	107,622
Office equipment and furniture	5,085	353,692
	338,165	673,889
Less: Accumulated depreciation	(128,839)	(618,695)
	$209,326	$55,194

As of June 30, 2015, assets under capital lease of $175,602 represented server equipment (see Note 12). Depreciation expense for the three months ended June 30, 2015 and 2014 was $29,474 and $14,848, respectively. Depreciation expense for the six months ended June 30, 2015 and 2014 was $40,227 and $30,565, respectively.

NOTE 5: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,	December 31,
	2014	2013
Office equipment and furniture	$353,692	$374,680
Electronic equipment	141,345	149,732
Leasehold improvement	107,622	114,008
Computer equipment	71,230	81,368
	673,889	719,788
Less: Accumulated depreciation	(618,695)	(583,210)
	$55,194	$136,578

Depreciation expense for the years ended December 31, 2014 and 2013 was $72,048 and $115,601, respectively.